Financial Assets and Liabilities - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Disclosure of receivables and payables [line items]
Receivables from related parties, current		R$ 98,280		R$ 680,049
Receivables from related parties, non-current		318,211		249,641
Total assets		416,491		929,690
Payables to related parties		287,609		307,080
Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		92,280		680,049
Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		318,211		249,641
Corporate operation agreements [member]
Disclosure of receivables and payables [line items]
Payables to related parties		227,738		302,246
Corporate operation agreements [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		71,802		103,092
Corporate operation agreements [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		112,018		94,466
Corporate operation agreements [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Payables to related parties	[1]	50,289		146,722
Corporate operation agreements [member] | Raizen Energia S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	38,710		73,913
Corporate operation agreements [member] | Termag Terminal Maritimo De Guaruja SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		14,286
Corporate operation agreements [member] | Termag Terminal Maritimo De Guaruja SA [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		64,286
Corporate operation agreements [member] | Aguassanta Participacoes S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		2,956		837
Corporate operation agreements [member] | Raizen [Member]
Disclosure of receivables and payables [line items]
Payables to related parties	[1]	171,084		154,366
Corporate operation agreements [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	15,489		11,171
Corporate operation agreements [member] | Raizen [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	47,732		45,895
Corporate operation agreements [member] | Other [member]
Disclosure of receivables and payables [line items]
Payables to related parties		6,365		1,158
Corporate operation agreements [member] | Other [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		361		17,171
Corporate operation agreements [member] | Other [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current				48,571
Preferred shares [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		206,193		155,175
Preferred shares [member] | Raizen Energia S.A. [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	205,958		155,175
Preferred shares [member] | Other [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		235
Financial operations [member]
Disclosure of receivables and payables [line items]
Payables to related parties		59,871		4,834
Financial operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		26,478		576,957
Financial operations [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Payables to related parties	[1]	47,912		4,834
Financial operations [member] | Raizen Energia S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		8,933	[1]
Financial operations [member] | Aguassanta Participacoes S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[2]			576,957
Financial operations [member] | Raizen [Member]
Disclosure of receivables and payables [line items]
Payables to related parties	[1]	11,959
Financial operations [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		45	[1]
Financial operations [member] | Rio Minas Mineração S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		R$ 17,500

[1]	Current and non-current assets receivable from Raízen Energia and Raízen S.A. are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen. Current liabilities represent reimburse to Raízen Energia and Raízen S.A. related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.
[2]	On December 11, 2020, the Company disposed of 13,021,744 shares that were held in treasury to Aguassanta Investimentos S.A. (“Aguassanta”) paid on January 8, 2021.